Movement in Provision for Credit Card and Debit Card Reward Points (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Commitments and Contingencies Disclosure [Line Items]
Opening provision of reward points	$ 11.7	593.3	340.0
Provision made during the year	10.8	551.0	470.7
Utilization/ write back of provision	(4.3)	(221.0)	(183.7)
Effect of change in rate of accrual of reward points	(1.3)	(65.3)	17.8
Effect of change in cost of reward points	0	0	(51.5)
Closing provision of reward points	$ 16.9	858.0	593.3